                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2010

 [LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA S&P 500 INDEX FUND
       MEMBER SHARES o REWARD SHARES
       JUNE 30, 2010

 ===============================================

================================================================================

================================================================================

FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE S&P 500 INDEX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        36

    Financial Statements                                                     38

    Notes to Financial Statements                                            41

EXPENSE EXAMPLE                                                              57

ADVISORY AGREEMENTS                                                          59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

". . . INVESTORS MAY WANT TO REVIEW THEIR
LONG-TERM INVESTMENT STRATEGY. IT'S VITAL TO       [PHOTO OF DANIEL S. McNAMARA]
CONTINUE -- AND EVEN INCREASE -- INVESTING
IF YOU WANT TO LIVE THE RETIREMENT LIFESTYLE
YOU ENVISION."

--------------------------------------------------------------------------------

JULY 2010

At the beginning of 2010, optimism permeated the financial markets. Stocks had just finished a strong year (the S&P 500 Index was up 26.5% in 2009). Supported by stimulus spending by the federal government, the U.S. economy was showing signs of improvement. The housing market was stabilizing after several years of falling prices. At the same time, corporate earnings, driven by surprisingly strong top-line growth, were better than expected. Unemployment remained high, but renewed job growth was widely expected at any moment.

During the spring, however, the markets were rattled by the European debt crisis and its potential impact on European banks. There was growing investor uncertainty about regulatory changes pending in Washington (related to the health care, financial, and energy industries). Sentiment was further eroded by the still-unexplained April "flash crash" in the U.S. stock market and BP's oil spill in the Gulf of Mexico.

As a result, the outlook for the U.S. economy grew more uncertain as 2010 progressed. The federal government is winding down its stimulus spending and many observers have questioned whether the nation's economic recovery will be self-sustaining. The housing market has suffered more setbacks. In May, just a month after the federal tax subsidy ended, sales of new single-family homes dropped 33% to the lowest seasonally adjusted rate since records began in 1963.
Meanwhile, unemployment remains stubbornly high with most of the job growth coming from government hiring of census workers.

Bonds generally provided positive results during the six-month period, but the performance of the stock market was disappointing (the S&P 500 Index returned
-6.7% between January 1 and June 30, 2010). Many investors continue to stay on the sidelines, primarily in low-yielding money market funds. But while there is reason for caution, long-term investors should also take into account the improvement in U.S. corporate balance sheets and the favorable outlook for U.S.
corporate earnings.

================================================================================

2  | USAA S&P 500 INDEX FUND

================================================================================

While I find investors' lack of engagement understandable, I grow more concerned about it with every passing day. Americans are not saving enough for their retirements. Two-thirds have less than $50,000 in retirement savings (excluding the value of their home and any traditional pension).

Fortunately, many people still have time to grow their retirement nest egg.
Furthermore, a number of catch-up provisions allow those over the age of 50 to increase their contributions to individual retirement accounts (IRAs). Under the circumstances, investors may want to review their long-term investment strategy. It's vital to continue -- and even increase -- investing if you want to live the retirement lifestyle you envision. However, this is based upon what is most suitable for your needs. For assistance, please feel free to call one of our USAA service representatives at 1-800-531-8722. They are available to help you free of charge.

At USAA Investment Management Company, we are proud of the investment team that manages our family of no-load mutual funds. Seasoned professionals all, they understand the markets and are skilled at making the tactical decisions necessary to pursue opportunities during market declines and to help reduce exposure when valuations are rich. This ability can be especially valuable during periods of market turmoil. I would argue that given the economic headwinds it may be more important than ever. Certainly, it makes sense to have some of the industry's top investment talent managing your hard-earned money.

Rest assured that in the months ahead, we will continue working hard on your behalf. From all of us, thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

Financial advice provided by USAA Financial Planning Services Insurance Agency,
Inc. (known as USAA Financial Insurance Agency in California, License #
0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o  HOW DID THE USAA S&P 500 INDEX FUND (THE FUND) PERFORM?

   The Fund closely tracked its benchmark, the S&P 500 Index (the Index), for the six-month period ended June 30, 2010. The Fund produced a return of
   -6.78% (Member Shares) and -6.71% (Reward Shares) for the period, as compared to -6.65% for the benchmark. The broad-based Index is a group of large company stocks that is not available for direct investment.

o  WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

   For the first half of 2010, large-capitalization stocks, as represented by the Index, returned -6.65%. Mid-cap stocks, as represented by the S&P 400
   MidCap Index, returned -1.36% for the period and small-cap stocks, as represented by the Russell 2000 Index, returned -1.95%. In 2010, large cap stocks underperformed both mid-cap stocks and small caps stocks.

o  PLEASE DESCRIBE SECTOR PERFORMANCE.

   All sectors finished the second quarter in negative territory. Information technology, the largest sector in the Index with a weight of 18.69%, was down -10.57% for the year. Financials, the second largest sector, was down
   -3.67% for the year. Health Care and Industrials, which represent just over
   20% of the Index, posted returns of -8.79% and -0.85% respectively.

Refer to pages 9 and 11 for benchmark definitions.

Past performance is no guarantee of future results.

================================================================================

4  | USAA S&P 500 INDEX FUND

================================================================================

   The year started in negative territory as U.S. indexes posted negative returns in January fueled by mixed corporate earnings and continued concerns around jobless data and consumer confidence. February and March posted positive returns as many U.S. corporations posted unexpected positive earnings and the market saw an increase in corporate activity. On February
   18, 2010, the Federal Reserve Board (the Fed) increased the discount rate 25 basis points to 0.75% and markets continued to rally. For the first quarter of 2010, the U.S. dollar strengthened relative to the Japanese yen, the euro, and the British pound, but weakened versus the Canadian dollar and the
   Australian dollar.

   Positive performance ended in the second quarter as concerns about the strength of the global economy along with the sovereign debt crisis in
   Europe turned the U.S. equity markets negative for 2010. The quarter started with a better than expected earnings season and multiple mergers and acquisitions (M&A) announcements; however, disappointing macroeconomic data and a fraud charge by the Securities and Exchange Commission against Goldman
   Sachs in mid-April reversed the market trend. Multiple sovereign credit downgrades in Europe placed further downward pressure on performance. In
   May, continued eurozone debt uncertainty, pending financial regulation, and the oil spill in the Gulf of Mexico all impacted the U.S. equity markets. In mid-June M&A activity and comments from the Fed provided a brief rally, but the market quickly reverted after disappointing U.S. home sales, gross domestic product, and several lower-than-expected corporate earnings and guidance announcements.

o  WHAT'S THE OUTLOOK?

   We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

   Thank you for your investment in the Fund.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

FUND RECOGNITION

USAA S&P 500 INDEX FUND

--------------------------------------------------------------------------------

                             LIPPER LEADER (OVERALL)
                            MEMBER AND REWARD SHARES

                                       [5]

                                       TAX
                                   EFFICIENCY

The Fund's Member and Reward shares are listed as a Lipper Leader for Tax
Efficiency among 160 funds within the Lipper S&P 500 Index Funds category for the overall period ended June 30, 2010. The Fund's Member and Reward shares received a Lipper Leader rating for Tax Efficiency amongst 160 and 147 for the three- and five-year periods, respectively, and the Fund's Member shares received a Lipper Leader rating among 98 funds for the 10-year period. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of June 30, 2010. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans.

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

                            LIPPER LEADERS (OVERALL)
                                  REWARD SHARES

          [5]                 [5]               [5]             [5]
      TOTAL RETURN        PRESERVATION        EXPENSE           TAX
                                                             EFFICIENCY

The Fund's Reward Shares are listed as a Lipper Leader for Total Return,
Expense, and Tax Efficiency among 160, 47 and 160 funds, respectively, within the Lipper S&P 500 Index Funds category, and for Preservation among 9,704 equity funds, for the overall period ended June 30, 2010. The Fund's Reward Shares received a Lipper Leader rating for Total Return among 160 and 147 funds for the three- and five-year periods, respectively, a Lipper Leader rating for
Preservation among 7,658 funds for the five-year period and a score of 4 among
9,704 funds for the three-year period within the Lipper S&P 500 Index Funds category. The Fund's Reward shares received a Lipper Leader rating for Expense among 47 and 43 equity funds for the three- and five-year periods, respectively.
The Fund's Reward shares received a Lipper Leader rating for Tax Efficiency among 160 and 147 funds for the three- and five-year periods, respectively.
Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of June 30, 2010. Lipper ratings for
Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of June 30, 2010. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for
Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2010. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of June 30, 2010. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Consistent Return,
Preservation, Expense, and Tax Efficiency metrics over three-, five-, and
10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. *Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights
Reserved.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                               6/30/10              12/31/09
--------------------------------------------------------------------------------

Net Assets                                 $1,682.7 Million     $1,831.6 Million
Net Asset Value Per Share                      $15.45                $16.71

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/10
--------------------------------------------------------------------------------

    12/31/09 to 6/30/10*       1 YEAR          5 YEARS             10 YEARS
           -6.78%              14.16%          -0.98%               -1.81%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------

    BEFORE REIMBURSEMENT            0.40%         AFTER REIMBURSEMENT      0.25%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET
ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT
MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE
REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. IMCO HAS AGREED, THROUGH
MAY 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER
FEES TO LIMIT THE EXPENSES OF THE MEMBER SHARES SO THAT THE TOTAL ANNUAL
OPERATING EXPENSES OF THE MEMBER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE,
EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY
EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.25% OF THE MEMBER SHARES' AVERAGE
DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR
TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF
TRUSTEES AND MAY BE CHANGED OR TERMINATED BY IMCO AT ANY TIME AFTER MAY 1, 2011.
THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE
FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance data excludes the impact of a $10 account maintenance fee that is assessed on accounts of less than $10,000.
Performance of Member Shares will vary from Reward Shares due to differences in expenses.

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  MEMBER SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                          USAA S&P 500 INDEX
                     S&P 500 INDEX       FUND -- MEMBER SHARES

 6/30/2000             $10,000.00             $10,000.00
 7/31/2000               9,843.70               9,845.61
 8/31/2000              10,455.09              10,454.34
 9/30/2000               9,903.13               9,903.13
10/31/2000               9,861.26               9,858.90
11/30/2000               9,083.81               9,080.45
12/31/2000               9,128.27               9,125.34
 1/31/2001               9,452.13               9,446.17
 2/28/2001               8,590.27               8,584.51
 3/31/2001               8,046.07               8,038.78
 4/30/2001               8,671.34               8,659.27
 5/31/2001               8,729.43               8,714.43
 6/30/2001               8,516.97               8,498.66
 7/31/2001               8,433.13               8,415.70
 8/31/2001               7,905.20               7,890.29
 9/30/2001               7,266.84               7,252.83
10/31/2001               7,405.41               7,391.59
11/30/2001               7,973.45               7,955.91
12/31/2001               8,043.30               8,022.07
 1/31/2002               7,925.92               7,905.88
 2/28/2002               7,773.07               7,752.50
 3/31/2002               8,065.41               8,040.84
 4/30/2002               7,576.42               7,551.40
 5/31/2002               7,520.60               7,495.46
 6/30/2002               6,984.91               6,958.84
 7/31/2002               6,440.55               6,421.03
 8/31/2002               6,482.69               6,458.44
 9/30/2002               5,778.15               5,755.63
10/31/2002               6,286.73               6,263.07
11/30/2002               6,656.76               6,629.55
12/31/2002               6,265.69               6,242.06
 1/31/2003               6,101.55               6,072.21
 2/28/2003               6,010.00               5,982.57
 3/31/2003               6,068.35               6,034.37
 4/30/2003               6,568.21               6,531.70
 5/31/2003               6,914.27               6,872.73
 6/30/2003               7,002.47               6,955.38
 7/31/2003               7,125.93               7,078.90
 8/31/2003               7,264.91               7,211.93
 9/30/2003               7,187.76               7,131.13
10/31/2003               7,594.37               7,536.58
11/30/2003               7,661.18               7,598.58
12/31/2003               8,062.97               7,993.15
 1/31/2004               8,210.97               8,136.74
 2/29/2004               8,325.10               8,246.82
 3/31/2004               8,199.50               8,122.04
 4/30/2004               8,070.78               7,992.43
 5/31/2004               8,181.54               8,098.04
 6/30/2004               8,340.63               8,253.25
 7/31/2004               8,064.58               7,978.79
 8/31/2004               8,097.20               8,007.68
 9/30/2004               8,184.89               8,091.15
10/31/2004               8,309.94               8,216.82
11/30/2004               8,646.17               8,545.50
12/31/2004               8,940.39               8,832.99
 1/31/2005               8,722.47               8,618.85
 2/28/2005               8,906.02               8,798.92
 3/31/2005               8,748.32               8,642.16
 4/30/2005               8,582.40               8,476.05
 5/31/2005               8,855.48               8,744.75
 6/30/2005               8,868.05               8,755.93
 7/31/2005               9,197.84               9,079.68
 8/31/2005               9,113.92               8,996.29
 9/30/2005               9,187.73               9,067.78
10/31/2005               9,034.56               8,915.09
11/30/2005               9,376.27               9,250.02
12/31/2005               9,379.49               9,254.13
 1/31/2006               9,627.88               9,496.62
 2/28/2006               9,654.01               9,521.36
 3/31/2006               9,774.18               9,639.05
 4/30/2006               9,905.42               9,763.26
 5/31/2006               9,620.33               9,485.02
 6/30/2006               9,633.37               9,495.90
 7/31/2006               9,692.80               9,550.79
 8/31/2006               9,923.42               9,775.34
 9/30/2006              10,179.15              10,026.46
10/31/2006              10,510.84              10,352.16
11/30/2006              10,710.72              10,547.58
12/31/2006              10,860.96              10,691.77
 1/31/2007              11,025.22              10,852.85
 2/28/2007              10,809.58              10,641.43
 3/31/2007              10,930.48              10,758.15
 4/30/2007              11,414.65              11,233.37
 5/31/2007              11,812.96              11,622.64
 6/30/2007              11,616.71              11,430.51
 7/31/2007              11,256.54              11,075.21
 8/31/2007              11,425.27              11,237.64
 9/30/2007              11,852.57              11,658.03
10/31/2007              12,041.10              11,841.55
11/30/2007              11,537.71              11,341.99
12/31/2007              11,457.66              11,260.71
 1/31/2008              10,770.41              10,584.45
 2/29/2008              10,420.53              10,241.20
 3/31/2008              10,375.53              10,191.42
 4/30/2008              10,880.85              10,690.70
 5/31/2008              11,021.79              10,824.52
 6/30/2008              10,092.61               9,910.94
 7/31/2008              10,007.77               9,828.18
 8/31/2008              10,152.53               9,967.84
 9/30/2008               9,247.87               9,074.85
10/31/2008               7,694.71               7,551.11
11/30/2008               7,142.58               7,005.05
12/31/2008               7,218.58               7,079.36
 1/31/2009               6,610.15               6,481.99
 2/28/2009               5,906.31               5,790.30
 3/31/2009               6,423.68               6,297.76
 4/30/2009               7,038.49               6,899.05
 5/31/2009               7,432.17               7,284.09
 6/30/2009               7,446.91               7,299.65
 7/31/2009               8,010.18               7,850.97
 8/31/2009               8,299.38               8,131.93
 9/30/2009               8,609.07               8,433.52
10/31/2009               8,449.14               8,273.80
11/30/2009               8,955.95               8,768.95
12/31/2009               9,128.94               8,939.64
 1/31/2010               8,800.53               8,618.65
 2/28/2010               9,073.15               8,880.79
 3/31/2010               9,620.67               9,418.83
 4/30/2010               9,772.56               9,563.82
 5/31/2010               8,992.21               8,795.92
 6/30/2010               8,521.48               8,333.23

                                   [END CHART]

                Data from 6/30/00 to 6/30/10.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500
Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and
"500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE
PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                               6/30/10              12/31/09
--------------------------------------------------------------------------------

Net Assets                                 $911.1 Million        $894.0 Million
Net Asset Value Per Share                      $15.45                $16.71

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/10
--------------------------------------------------------------------------------

    12/31/09 to 6/30/10*       1 YEAR      5 YEARS       SINCE INCEPTION 5/01/02
           -6.71%              14.34%      -0.86%                  1.23%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------

    BEFORE REIMBURSEMENT            0.23%         AFTER REIMBURSEMENT      0.09%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET
ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT
MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE
REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. IMCO HAS AGREED, THROUGH
MAY 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER
FEES TO LIMIT THE EXPENSES OF THE REWARD SHARES SO THAT THE TOTAL ANNUAL
OPERATING EXPENSES OF THE REWARD SHARES (EXCLUSIVE OF COMMISSION RECAPTURE,
EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY
EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.09% OF THE REWARD SHARES' AVERAGE
DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR
TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF
TRUSTEES AND MAY BE CHANGED OR TERMINATED BY IMCO AT ANY TIME AFTER MAY 1, 2011.
THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE
FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  REWARD SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                            USAA S&P 500 INDEX
                              S&P 500 INDEX                FUND -- REWARD SHARES

 4/30/2002                     $10,000.00                       $10,000.00
 5/31/2002                       9,926.33                         9,834.86
 6/30/2002                       9,219.28                         9,132.62
 7/31/2002                       8,500.79                         8,426.81
 8/31/2002                       8,556.41                         8,482.04
 9/30/2002                       7,626.50                         7,559.41
10/31/2002                       8,297.76                         8,225.87
11/30/2002                       8,786.16                         8,707.21
12/31/2002                       8,269.99                         8,200.15
 1/31/2003                       8,053.34                         7,977.01
 2/28/2003                       7,932.51                         7,859.25
 3/31/2003                       8,009.53                         7,935.34
 4/30/2003                       8,669.28                         8,582.61
 5/31/2003                       9,126.04                         9,030.72
 6/30/2003                       9,242.46                         9,144.24
 7/31/2003                       9,405.41                         9,306.64
 8/31/2003                       9,588.84                         9,481.53
 9/30/2003                       9,487.01                         9,379.66
10/31/2003                      10,023.69                         9,912.95
11/30/2003                      10,111.88                         9,994.52
12/31/2003                      10,642.20                        10,518.03
 1/31/2004                      10,837.53                        10,706.98
 2/29/2004                      10,988.17                        10,858.13
 3/31/2004                      10,822.40                        10,692.00
 4/30/2004                      10,652.50                        10,521.38
 5/31/2004                      10,798.69                        10,660.40
 6/30/2004                      11,008.67                        10,871.11
 7/31/2004                      10,644.31                        10,509.59
 8/31/2004                      10,687.37                        10,547.64
 9/30/2004                      10,803.12                        10,661.87
10/31/2004                      10,968.16                        10,821.09
11/30/2004                      11,411.95                        11,260.56
12/31/2004                      11,800.29                        11,640.03
 1/31/2005                      11,512.65                        11,357.84
 2/28/2005                      11,754.93                        11,595.13
 3/31/2005                      11,546.77                        11,389.20
 4/30/2005                      11,327.78                        11,176.74
 5/31/2005                      11,688.21                        11,530.84
 6/30/2005                      11,704.80                        11,541.98
 7/31/2005                      12,140.09                        11,975.21
 8/31/2005                      12,029.32                        11,865.29
 9/30/2005                      12,126.75                        11,956.26
10/31/2005                      11,924.59                        11,754.93
11/30/2005                      12,375.60                        12,203.05
12/31/2005                      12,379.84                        12,205.16
 1/31/2006                      12,707.70                        12,524.98
 2/28/2006                      12,742.18                        12,557.61
 3/31/2006                      12,900.79                        12,715.75
 4/30/2006                      13,074.02                        12,886.17
 5/31/2006                      12,697.73                        12,512.56
 6/30/2006                      12,714.95                        12,530.42
 7/31/2006                      12,793.38                        12,609.44
 8/31/2006                      13,097.77                        12,905.74
 9/30/2006                      13,435.30                        13,240.27
10/31/2006                      13,873.11                        13,670.15
11/30/2006                      14,136.92                        13,928.08
12/31/2006                      14,335.22                        14,122.06
 1/31/2007                      14,552.02                        14,334.72
 2/28/2007                      14,267.40                        14,055.60
 3/31/2007                      14,426.98                        14,206.41
 4/30/2007                      15,066.03                        14,840.62
 5/31/2007                      15,591.76                        15,354.67
 6/30/2007                      15,332.73                        15,097.99
 7/31/2007                      14,857.34                        14,628.69
 8/31/2007                      15,080.05                        14,849.93
 9/30/2007                      15,644.03                        15,401.95
10/31/2007                      15,892.87                        15,644.40
11/30/2007                      15,228.45                        14,991.15
12/31/2007                      15,122.80                        14,887.77
 1/31/2008                      14,215.71                        13,994.09
 2/29/2008                      13,753.90                        13,533.72
 3/31/2008                      13,694.51                        13,477.98
 4/30/2008                      14,361.48                        14,131.13
 5/31/2008                      14,547.50                        14,314.83
 6/30/2008                      13,321.09                        13,112.08
 7/31/2008                      13,209.11                        12,995.80
 8/31/2008                      13,400.18                        13,187.32
 9/30/2008                      12,206.12                        12,011.53
10/31/2008                      10,156.13                         9,988.97
11/30/2008                       9,427.38                         9,273.51
12/31/2008                       9,527.69                         9,369.04
 1/31/2009                       8,724.64                         8,585.40
 2/28/2009                       7,795.66                         7,669.99
 3/31/2009                       8,478.52                         8,337.74
 4/30/2009                       9,289.99                         9,140.79
 5/31/2009                       9,809.61                         9,650.55
 6/30/2009                       9,829.07                         9,667.85
 7/31/2009                      10,572.51                        10,398.03
 8/31/2009                      10,954.22                        10,777.16
 9/30/2009                      11,362.98                        11,173.88
10/31/2009                      11,151.89                        10,969.31
11/30/2009                      11,820.82                        11,625.35
12/31/2009                      12,049.15                        11,849.24
 1/31/2010                      11,615.69                        11,423.77
 2/28/2010                      11,975.52                        11,778.33
 3/31/2010                      12,698.18                        12,488.85
 4/30/2010                      12,898.65                        12,681.10
 5/31/2010                      11,868.68                        11,670.03
 6/30/2010                      11,247.38                        11,054.13

                                  [END CHART]

                *Data from 4/30/02 to 6/30/10.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500
Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

*The performance of the S&P 500 Index is calculated from the end of the month,
April 30, 2002, while the Reward Shares were introduced on May 1, 2002. There may be a slight variation of the performance numbers because of this difference.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and
"500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE
PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 6/30/10
                                (% of Net Assets)

Exxon Mobil Corp. ............................................... 3.1%
Apple, Inc. ..................................................... 2.4%
Microsoft Corp. ................................................. 1.8%
Procter & Gamble Co. ............................................ 1.8%
Johnson & Johnson ............................................... 1.7%
International Business Machines Corp. ........................... 1.7%
General Electric Co. ............................................ 1.6%
JPMorgan Chase & Co. ............................................ 1.5%
Bank of America Corp. ........................................... 1.5%
AT&T, Inc. ...................................................... 1.5%

You will find a complete list of securities that the Fund owns on pages 14-34.

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

                       o SECTOR ALLOCATION* -- 6/30/2010 o

                         [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                        18.4%
FINANCIALS                                                    16.0%
HEALTH CARE                                                   11.9%
CONSUMER STAPLES                                              11.3%
ENERGY                                                        10.5%
INDUSTRIALS                                                   10.1%
CONSUMER DISCRETIONARY                                         9.9%
UTILITIES                                                      3.7%
MATERIALS                                                      3.4%
TELECOMMUNICATION SERVICES                                     3.0%

                                   [END CHART]

* Excludes money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             COMMON STOCKS (98.2%)

             CONSUMER DISCRETIONARY (9.9%)
             -----------------------------
             ADVERTISING (0.1%)
   125,600   Interpublic Group of Companies, Inc.*                    $      895
    81,829   Omnicom Group, Inc.                                           2,807
                                                                      ----------
                                                                           3,702
                                                                      ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    85,308   Coach, Inc.                                                   3,118
    16,067   Polo Ralph Lauren Corp.                                       1,172
    24,463   VF Corp.                                                      1,742
                                                                      ----------
                                                                           6,032
                                                                      ----------
             APPAREL RETAIL (0.5%)
    24,477   Abercrombie & Fitch Co. "A"                                     751
   121,851   Gap, Inc.                                                     2,371
    75,412   Limited Brands, Inc.                                          1,664
    32,945   Ross Stores, Inc.                                             1,756
   111,505   TJX Companies, Inc.                                           4,678
    35,400   Urban Outfitters, Inc.*                                       1,218
                                                                      ----------
                                                                          12,438
                                                                      ----------

             AUTO PARTS & EQUIPMENT (0.2%)
   184,187   Johnson Controls, Inc.                                        4,949
                                                                      ----------
             AUTOMOBILE MANUFACTURERS (0.4%)
   930,773   Ford Motor Co.*                                               9,382
                                                                      ----------
             AUTOMOTIVE RETAIL (0.2%)
    24,711   AutoNation, Inc.(g)*                                            482
     7,899   AutoZone, Inc.*                                               1,526
    60,968   CarMax, Inc.*                                                 1,213
    37,100   O'Reilly Automotive, Inc.*                                    1,765
                                                                      ----------
                                                                           4,986
                                                                      ----------
             BROADCASTING (0.2%)
   181,071   CBS Corp. "B"                                                 2,341
    76,573   Discovery Communications, Inc. "A"*                           2,734
    25,920   Scripps Networks Interactive "A"                              1,046
                                                                      ----------
                                                                           6,121
                                                                      ----------

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             CABLE & SATELLITE (1.0%)
   773,717   Comcast Corp. "A"                                        $   13,439
   248,366   DIRECTV "A"*                                                  8,425
    96,512   Time Warner Cable, Inc.                                       5,026
                                                                      ----------
                                                                          26,890
                                                                      ----------
             CASINOS & GAMING (0.1%)
    82,696   International Game Technology                                 1,299
    19,289   Wynn Resorts Ltd.                                             1,471
                                                                      ----------
                                                                           2,770
                                                                      ----------
             COMPUTER & ELECTRONICS RETAIL (0.2%)
    93,250   Best Buy Co., Inc.                                            3,157
    44,000   GameStop Corp. "A"*                                             827
    37,414   RadioShack Corp.                                                730
                                                                      ----------
                                                                           4,714
                                                                      ----------
             CONSUMER ELECTRONICS (0.0%)
    17,411   Harman International Industries, Inc.*                          520
                                                                      ----------
             DEPARTMENT STORES (0.4%)
    62,900   J.C. Penney Co., Inc.                                         1,351
    83,430   Kohl's Corp.*                                                 3,963
   118,671   Macy's, Inc.                                                  2,124
    45,300   Nordstrom, Inc.                                               1,458
    13,018   Sears Holdings Corp.(g)*                                        842
                                                                      ----------
                                                                           9,738
                                                                      ----------
             DISTRIBUTORS (0.1%)
    43,400   Genuine Parts Co.                                             1,712
                                                                      ----------
             EDUCATION SERVICES (0.1%)
    35,781   Apollo Group, Inc. "A"*                                       1,520
    16,900   DeVry, Inc.                                                     887
                                                                      ----------
                                                                           2,407
                                                                      ----------
             FOOTWEAR (0.3%)
   105,747   NIKE, Inc. "B"                                                7,143
                                                                      ----------
             GENERAL MERCHANDISE STORES (0.5%)
    23,800   Big Lots, Inc.*                                                 764
    38,000   Family Dollar Stores, Inc.                                    1,432
   201,695   Target Corp.                                                  9,917
                                                                      ----------
                                                                          12,113
                                                                      ----------
             HOME FURNISHINGS (0.0%)
    42,796   Leggett & Platt, Inc.                                           859
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             HOME IMPROVEMENT RETAIL (0.8%)
   456,761   Home Depot, Inc.                                         $   12,821
   390,549   Lowe's Companies, Inc.                                        7,975
                                                                      ----------
                                                                          20,796
                                                                      ----------
             HOMEBUILDING (0.1%)
    70,449   D.R. Horton, Inc.                                               693
    48,914   Lennar Corp. "A"                                                680
    92,350   Pulte Group, Inc.*                                              765
                                                                      ----------
                                                                           2,138
                                                                      ----------
             HOMEFURNISHING RETAIL (0.1%)
    72,959   Bed Bath & Beyond, Inc.*                                      2,705
                                                                      ----------
             HOTELS, RESORTS & CRUISE LINES (0.3%)
   116,867   Carnival Corp.                                                3,534
    70,936   Marriott International, Inc. "A"                              2,124
    50,800   Starwood Hotels & Resorts Worldwide, Inc.                     2,104
    47,262   Wyndham Worldwide Corp.                                         952
                                                                      ----------
                                                                           8,714
                                                                      ----------
             HOUSEHOLD APPLIANCES (0.1%)
    43,922   Stanley Black & Decker, Inc.                                  2,219
    20,193   Whirlpool Corp.                                               1,773
                                                                      ----------
                                                                           3,992
                                                                      ----------
             HOUSEWARES & SPECIALTIES (0.1%)
    42,967   Fortune Brands, Inc.                                          1,684
    73,100   Newell Rubbermaid, Inc.                                       1,070
                                                                      ----------
                                                                           2,754
                                                                      ----------
             INTERNET RETAIL (0.5%)
    93,660   Amazon.com, Inc.*                                            10,233
    56,053   Expedia, Inc.                                                 1,053
    13,242   Priceline.com, Inc.*                                          2,338
                                                                      ----------
                                                                          13,624
                                                                      ----------
             LEISURE PRODUCTS (0.1%)
    33,800   Hasbro, Inc.                                                  1,389
    99,300   Mattel, Inc.                                                  2,101
                                                                      ----------
                                                                           3,490
                                                                      ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
    64,900   Harley-Davidson, Inc.                                         1,443
                                                                      ----------
             MOVIES & ENTERTAINMENT (1.5%)
   611,028   News Corp. "A"                                                7,308
   309,572   Time Warner, Inc.                                             8,950

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   164,944   Viacom, Inc. "B"                                         $    5,174
   536,547   Walt Disney Co.                                              16,901
                                                                      ----------
                                                                          38,333
                                                                      ----------
             PHOTOGRAPHIC PRODUCTS (0.0%)
    75,400   Eastman Kodak Co.(g)*                                           327
                                                                      ----------
             PUBLISHING (0.2%)
    61,200   Gannett Co., Inc.                                               824
    83,532   McGraw-Hill Companies, Inc.                                   2,351
    10,000   Meredith Corp.                                                  311
    35,200   New York Times Co. "A"*                                         305
     1,767   Washington Post Co. "B"                                         725
                                                                      ----------
                                                                           4,516
                                                                      ----------
             RESTAURANTS (1.2%)
    39,155   Darden Restaurants, Inc.                                      1,521
   293,442   McDonald's Corp.                                             19,329
   205,499   Starbucks Corp.                                               4,994
   128,100   Yum! Brands, Inc.                                             5,001
                                                                      ----------
                                                                          30,845
                                                                      ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    90,300   H&R Block, Inc.                                               1,417
                                                                      ----------
             SPECIALTY STORES (0.2%)
    71,700   Office Depot, Inc.*                                             289
   199,418   Staples, Inc.                                                 3,799
    33,600   Tiffany & Co.                                                 1,274
                                                                      ----------
                                                                           5,362
                                                                      ----------
             TIRES & RUBBER (0.0%)
    64,800   Goodyear Tire & Rubber Co.*                                     644
                                                                      ----------
             Total Consumer Discretionary                                257,576
                                                                      ----------
             CONSUMER STAPLES (11.3%)
             ------------------------
             AGRICULTURAL PRODUCTS (0.2%)
   175,153   Archer-Daniels-Midland Co.                                    4,522
                                                                      ----------
             BREWERS (0.1%)
    42,300   Molson Coors Brewing Co. "B"                                  1,792
                                                                      ----------
             DISTILLERS & VINTNERS (0.1%)
    30,745   Brown-Forman Corp. "B"                                        1,760
    56,500   Constellation Brands, Inc. "A"*                                 882
                                                                      ----------
                                                                           2,642
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             DRUG RETAIL (0.7%)
   370,106   CVS Caremark Corp.                                       $   10,852
   265,486   Walgreen Co.                                                  7,088
                                                                      ----------
                                                                          17,940
                                                                      ----------
             FOOD DISTRIBUTORS (0.2%)
   160,351   Sysco Corp.                                                   4,581
                                                                      ----------
             FOOD RETAIL (0.3%)
   175,045   Kroger Co.                                                    3,446
   106,689   Safeway, Inc.                                                 2,097
    55,425   SUPERVALU, Inc.                                                 601
    46,020   Whole Foods Market, Inc.*                                     1,658
                                                                      ----------
                                                                           7,802
                                                                      ----------
             HOUSEHOLD PRODUCTS (2.6%)
    37,374   Clorox Co.                                                    2,323
   134,551   Colgate-Palmolive Co.                                        10,598
   113,873   Kimberly-Clark Corp.                                          6,904
   786,631   Procter & Gamble Co.                                         47,182
                                                                      ----------
                                                                          67,007
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (1.3%)
   120,081   Costco Wholesale Corp.                                        6,584
   567,818   Wal-Mart Stores, Inc.(f)                                     27,295
                                                                      ----------
                                                                          33,879
                                                                      ----------
             PACKAGED FOODS & MEAT (1.7%)
    51,707   Campbell Soup Co.                                             1,853
   120,646   ConAgra Foods, Inc.                                           2,813
    48,600   Dean Foods Co.*                                                 489
   182,835   General Mills, Inc.                                           6,494
    86,869   H.J. Heinz Co.                                                3,755
    44,800   Hershey Co.                                                   2,147
    19,200   Hormel Foods Corp.                                              777
    33,102   J.M. Smucker Co.                                              1,993
    70,229   Kellogg Co.                                                   3,533
   475,138   Kraft Foods, Inc. "A"                                        13,304
    36,559   McCormick & Co., Inc.                                         1,388
    54,528   Mead Johnson Nutrition Co.                                    2,733
   177,219   Sara Lee Corp.                                                2,499
    87,352   Tyson Foods, Inc. "A"                                         1,432
                                                                      ----------
                                                                          45,210
                                                                      ----------

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             PERSONAL PRODUCTS (0.2%)
   117,513   Avon Products, Inc.                                      $    3,114
    33,823   Estee Lauder Companies, Inc. "A"                              1,885
                                                                      ----------
                                                                           4,999
                                                                      ----------
             SOFT DRINKS (2.4%)
   629,626   Coca-Cola Co.                                                31,557
    88,701   Coca-Cola Enterprises, Inc.                                   2,294
    68,900   Dr Pepper Snapple Group, Inc.                                 2,576
   441,265   PepsiCo, Inc.                                                26,895
                                                                      ----------
                                                                          63,322
                                                                      ----------
             TOBACCO (1.5%)
   570,475   Altria Group, Inc.                                           11,432
    42,493   Lorillard, Inc.                                               3,059
   506,334   Philip Morris International, Inc.                            23,210
    45,600   Reynolds American, Inc.                                       2,377
                                                                      ----------
                                                                          40,078
                                                                      ----------
             Total Consumer Staples                                      293,774
                                                                      ----------
             ENERGY (10.5%)
             --------------
             COAL & CONSUMABLE FUELS (0.2%)
    60,084   CONSOL Energy, Inc.                                           2,028
    29,480   Massey Energy Co.                                               806
    74,819   Peabody Energy Corp.                                          2,928
                                                                      ----------
                                                                           5,762
                                                                      ----------
             INTEGRATED OIL & GAS (6.4%)
   549,144   Chevron Corp.                                                37,265
   407,004   ConocoPhillips                                               19,980
 1,398,491   Exxon Mobil Corp.(f)                                         79,812
    79,705   Hess Corp.                                                    4,012
   192,197   Marathon Oil Corp.                                            5,975
    52,801   Murphy Oil Corp.                                              2,616
   221,837   Occidental Petroleum Corp.                                   17,115
                                                                      ----------
                                                                         166,775
                                                                      ----------
             OIL & GAS DRILLING (0.2%)
    19,100   Diamond Offshore Drilling, Inc.(g)                            1,188
    28,500   Helmerich & Payne, Inc.                                       1,041
    79,334   Nabors Industries Ltd.*                                       1,398
    33,700   Rowan Companies, Inc.*                                          739
                                                                      ----------
                                                                           4,366
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             OIL & GAS EQUIPMENT & SERVICES (1.5%)
   115,939   Baker Hughes, Inc.                                       $    4,820
    67,001   Cameron International Corp.*                                  2,179
    34,150   FMC Technologies, Inc.*                                       1,798
   244,395   Halliburton Co.                                               6,000
   115,517   National Oilwell Varco, Inc.                                  3,820
   325,858   Schlumberger Ltd.                                            18,033
    66,484   Smith International, Inc.                                     2,503
                                                                      ----------
                                                                          39,153
                                                                      ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.7%)
   135,936   Anadarko Petroleum Corp.                                      4,906
    92,283   Apache Corp.                                                  7,769
    26,950   Cabot Oil & Gas Corp.                                           844
   180,599   Chesapeake Energy Corp.                                       3,784
   106,791   Denbury Resources, Inc.*                                      1,563
   121,368   Devon Energy Corp.                                            7,394
    69,115   EOG Resources, Inc.                                           6,799
    46,961   Noble Energy, Inc.                                            2,833
    32,546   Pioneer Natural Resources Co.                                 1,935
    43,244   Range Resources Corp.                                         1,736
    95,302   Southwestern Energy Co.*                                      3,683
                                                                      ----------
                                                                          43,246
                                                                      ----------
             OIL & GAS REFINING & MARKETING (0.2%)
    33,888   Sunoco, Inc.                                                  1,178
    41,000   Tesoro Corp.                                                    479
   150,826   Valero Energy Corp.                                           2,712
                                                                      ----------
                                                                           4,369
                                                                      ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   198,795   El Paso Corp.                                                 2,209
   174,700   Spectra Energy Corp.                                          3,506
   161,949   Williams Companies, Inc.                                      2,960
                                                                      ----------
                                                                           8,675
                                                                      ----------
             Total Energy                                                272,346
                                                                      ----------
             FINANCIALS (16.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    70,060   Ameriprise Financial, Inc.                                    2,531
   332,407   Bank of New York Mellon Corp., Inc.                           8,207
    22,400   Federated Investors, Inc. "B"                                   464
    40,626   Franklin Resources, Inc.                                      3,502
   124,056   Invesco Ltd.                                                  2,088

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    50,388   Janus Capital Group, Inc.                                $      447
    46,221   Legg Mason, Inc.                                              1,296
    65,600   Northern Trust Corp.(c)                                       3,063
   138,498   State Street Corp.                                            4,684
    72,149   T. Rowe Price Group, Inc.                                     3,203
                                                                      ----------
                                                                          29,485
                                                                      ----------
             CONSUMER FINANCE (0.8%)
   328,240   American Express Co.                                         13,031
   124,121   Capital One Financial Corp.                                   5,002
   149,955   Discover Financial Services                                   2,097
   133,300   SLM Corp.*                                                    1,385
                                                                      ----------
                                                                          21,515
                                                                      ----------
             DIVERSIFIED BANKS (1.9%)
    46,977   Comerica, Inc.                                                1,730
   523,533   U.S. Bancorp                                                 11,701
 1,423,823   Wells Fargo & Co.                                            36,450
                                                                      ----------
                                                                          49,881
                                                                      ----------
             INSURANCE BROKERS (0.2%)
    71,354   Aon Corp.                                                     2,649
   149,679   Marsh & McLennan Companies, Inc.                              3,375
                                                                      ----------
                                                                           6,024
                                                                      ----------
             INVESTMENT BANKING & BROKERAGE (1.2%)
   265,257   Charles Schwab Corp.                                          3,761
    53,280   E*TRADE Financial Corp.*                                        630
   140,546   Goldman Sachs Group, Inc.                                    18,449
   381,469   Morgan Stanley                                                8,854
                                                                      ----------
                                                                          31,694
                                                                      ----------
             LIFE & HEALTH INSURANCE (1.1%)
   126,418   AFLAC, Inc.                                                   5,394
    83,811   Lincoln National Corp.                                        2,036
   224,506   MetLife, Inc.                                                 8,477
    88,934   Principal Financial Group, Inc.                               2,085
   126,760   Prudential Financial, Inc.                                    6,802
    22,907   Torchmark Corp.                                               1,134
    90,400   Unum Group                                                    1,962
                                                                      ----------
                                                                          27,890
                                                                      ----------
             MULTI-LINE INSURANCE (0.4%)
    37,832   American International Group, Inc.(g)*                        1,303
    28,958   Assurant, Inc.                                                1,005
   136,946   Genworth Financial, Inc. "A"*                                 1,790

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   119,758   Hartford Financial Services Group, Inc.                  $    2,650
    95,426   Loews Corp.                                                   3,179
                                                                      ----------
                                                                           9,927
                                                                      ----------
             MULTI-SECTOR HOLDINGS (0.1%)
    50,400   Leucadia National Corp.*                                        983
                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (4.0%)
 2,741,453   Bank of America Corp.(f)                                     39,395
 6,178,484   Citigroup, Inc.(f)*                                          23,231
 1,086,858   JPMorgan Chase & Co.                                         39,790
                                                                      ----------
                                                                         102,416
                                                                      ----------
             PROPERTY & CASUALTY INSURANCE (2.2%)
   147,712   Allstate Corp.                                                4,244
   452,298   Berkshire Hathaway, Inc. "B"*                                36,044
    89,923   Chubb Corp.                                                   4,497
    45,792   Cincinnati Financial Corp.                                    1,185
   183,737   Progressive Corp.                                             3,439
   134,969   Travelers Companies, Inc.                                     6,647
    91,600   XL Capital Ltd. "A"                                           1,466
                                                                      ----------
                                                                          57,522
                                                                      ----------
             REAL ESTATE SERVICES (0.0%)
    69,456   CB Richard Ellis Group, Inc. "A"*                               945
                                                                      ----------
             REGIONAL BANKS (1.1%)
   188,300   BB&T Corp.                                                    4,954
   222,171   Fifth Third Bancorp                                           2,731
    62,573   First Horizon National Corp.*                                   717
   206,550   Huntington Bancshares, Inc.                                   1,144
   248,304   KeyCorp                                                       1,909
    22,700   M&T Bank Corp.                                                1,928
   148,766   Marshall & Ilsley Corp.                                       1,068
   143,573   PNC Financial Services Group, Inc.                            8,112
   318,602   Regions Financial Corp.                                       2,096
   137,230   SunTrust Banks, Inc.                                          3,198
    40,868   Zions Bancorp                                                   882
                                                                      ----------
                                                                          28,739
                                                                      ----------
             REITs - DIVERSIFIED (0.1%)
    43,246   Vornado Realty Trust                                          3,155
                                                                      ----------
             REITs - INDUSTRIAL (0.1%)
   125,285   ProLogis                                                      1,269
                                                                      ----------

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             REITs - OFFICE (0.1%)
    37,400   Boston Properties, Inc.                                  $    2,668
                                                                      ----------
             REITs - RESIDENTIAL (0.2%)
    34,660   Apartment Investment & Management Co. "A"                       672
    23,104   AvalonBay Communities, Inc.                                   2,157
    76,686   Equity Residential Properties Trust                           3,193
                                                                      ----------
                                                                           6,022
                                                                      ----------
             REITs - RETAIL (0.3%)
   114,268   Kimco Realty Corp.                                            1,536
    79,669   Simon Property Group, Inc.                                    6,433
                                                                      ----------
                                                                           7,969
                                                                      ----------
             REITs - SPECIALIZED (0.5%)
    80,297   HCP, Inc.                                                     2,590
    32,236   Health Care REIT, Inc.                                        1,358
   181,732   Host Hotels & Resorts, Inc.                                   2,450
    45,600   Plum Creek Timber Co., Inc.(g)                                1,574
    36,857   Public Storage                                                3,240
    43,390   Ventas, Inc.                                                  2,037
                                                                      ----------
                                                                          13,249
                                                                      ----------
             SPECIALIZED FINANCE (0.4%)
    18,028   CME Group, Inc.                                               5,076
    20,400   IntercontinentalExchange, Inc.*                               2,306
    53,100   Moody's Corp.(g)                                              1,057
    40,200   Nasdaq OMX Group, Inc.*                                         715
    72,137   NYSE Euronext                                                 1,993
                                                                      ----------
                                                                          11,147
                                                                      ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   129,310   Hudson City Bancorp, Inc.                                     1,583
   105,388   People's United Financial, Inc.                               1,422
                                                                      ----------
                                                                           3,005
                                                                      ----------
             Total Financials                                            415,505
                                                                      ----------

             HEALTH CARE (11.9%)
             -------------------
             BIOTECHNOLOGY (1.4%)
   260,677   Amgen, Inc.*                                                 13,711
    72,820   Biogen Idec, Inc.*                                            3,455
   126,481   Celgene Corp.*                                                6,428
    21,623   Cephalon, Inc.*                                               1,227
    73,719   Genzyme Corp.*                                                3,743
   242,790   Gilead Sciences, Inc.*                                        8,323
                                                                      ----------
                                                                          36,887
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             HEALTH CARE DISTRIBUTORS (0.4%)
    78,970   AmerisourceBergen Corp.                                  $    2,507
    97,415   Cardinal Health, Inc.                                         3,274
    73,822   McKesson Corp.                                                4,958
    27,600   Patterson Companies, Inc.                                       788
                                                                      ----------
                                                                          11,527
                                                                      ----------
             HEALTH CARE EQUIPMENT (1.7%)
   162,489   Baxter International, Inc.                                    6,604
    63,400   Becton, Dickinson & Co.                                       4,287
   406,176   Boston Scientific Corp.*                                      2,356
    25,011   C.R. Bard, Inc.                                               1,939
    48,707   Carefusion Corp.*                                             1,106
    45,742   Hospira, Inc.*                                                2,628
    10,642   Intuitive Surgical, Inc.*                                     3,359
   302,388   Medtronic, Inc.                                              10,968
    87,151   St. Jude Medical, Inc.*                                       3,145
    78,016   Stryker Corp.                                                 3,905
    33,300   Varian Medical Systems, Inc.*                                 1,741
    55,175   Zimmer Holdings, Inc.*                                        2,982
                                                                      ----------
                                                                          45,020
                                                                      ----------
             HEALTH CARE FACILITIES (0.0%)
   114,549   Tenet Healthcare Corp.*                                         497
                                                                      ----------
             HEALTH CARE SERVICES (0.8%)
    28,000   DaVita, Inc.*                                                 1,748
   150,542   Express Scripts, Inc.*                                        7,079
    27,453   Laboratory Corp. of America Holdings*                         2,069
   125,824   Medco Health Solutions, Inc.*                                 6,930
    42,393   Quest Diagnostics, Inc.                                       2,110
                                                                      ----------
                                                                          19,936
                                                                      ----------
             HEALTH CARE SUPPLIES (0.1%)
    40,000   DENTSPLY International, Inc.                                  1,196
                                                                      ----------
             HEALTH CARE TECHNOLOGY (0.1%)
    18,345   Cerner Corp.*                                                 1,392
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
    48,523   Life Technologies Corp.*                                      2,293
    15,822   Millipore Corp.*                                              1,687
    32,900   PerkinElmer, Inc.                                               680
   112,085   Thermo Fisher Scientific, Inc.*                               5,498
    25,082   Waters Corp.*                                                 1,623
                                                                      ----------
                                                                          11,781
                                                                      ----------

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             MANAGED HEALTH CARE (0.9%)
   114,177   Aetna, Inc.                                              $    3,012
    75,856   CIGNA Corp.                                                   2,356
    40,880   Coventry Health Care, Inc.*                                     723
    48,172   Humana, Inc.*                                                 2,200
   310,953   UnitedHealth Group, Inc.                                      8,831
   116,439   WellPoint, Inc.*                                              5,697
                                                                      ----------
                                                                          22,819
                                                                      ----------
             PHARMACEUTICALS (6.0%)
   421,383   Abbott Laboratories                                          19,712
    83,853   Allergan, Inc.                                                4,885
   468,923   Bristol-Myers Squibb Co.                                     11,695
   279,456   Eli Lilly and Co.                                             9,362
    81,700   Forest Laboratories, Inc.*                                    2,241
   753,121   Johnson & Johnson                                            44,479
    65,400   King Pharmaceuticals, Inc.*                                     496
   851,768   Merck & Co., Inc.                                            29,786
    88,293   Mylan, Inc.(g)*                                               1,505
 2,204,801   Pfizer, Inc.(f)                                              31,441
    28,800   Watson Pharmaceuticals, Inc.*                                 1,169
                                                                      ----------
                                                                         156,771
                                                                      ----------
             Total Health Care                                           307,826
                                                                      ----------
             INDUSTRIALS (10.1%)
             -------------------
             AEROSPACE & DEFENSE (2.8%)
   207,798   Boeing Co.                                                   13,039
   105,823   General Dynamics Corp.                                        6,197
    34,492   Goodrich Corp.                                                2,285
   207,819   Honeywell International, Inc.                                 8,111
    50,567   ITT Corp.                                                     2,272
    32,230   L-3 Communications Holdings, Inc.                             2,283
    85,412   Lockheed Martin Corp.                                         6,363
    80,825   Northrop Grumman Corp.                                        4,400
    38,300   Precision Castparts Corp.                                     3,942
   105,141   Raytheon Co.                                                  5,088
    42,393   Rockwell Collins, Inc.                                        2,252
   255,567   United Technologies Corp.                                    16,589
                                                                      ----------
                                                                          72,821
                                                                      ----------
             AIR FREIGHT & LOGISTICS (1.0%)
    44,206   C.H. Robinson Worldwide, Inc.                                 2,460
    56,326   Expeditors International of Washington, Inc.                  1,944

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    85,436   FedEx Corp.                                              $    5,990
   271,575   United Parcel Service, Inc. "B"                              15,450
                                                                      ----------
                                                                          25,844
                                                                      ----------
             AIRLINES (0.1%)
   199,600   Southwest Airlines Co.                                        2,218
                                                                      ----------
             BUILDING PRODUCTS (0.0%)
   100,000   Masco Corp.                                                   1,076
                                                                      ----------
             COMMERCIAL PRINTING (0.0%)
    56,900   R.R. Donnelley & Sons Co.                                       931
                                                                      ----------
             CONSTRUCTION & ENGINEERING (0.2%)
    49,400   Fluor Corp.                                                   2,099
    33,000   Jacobs Engineering Group, Inc.*                               1,203
    55,893   Quanta Services, Inc.*                                        1,154
                                                                      ----------
                                                                           4,456
                                                                      ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   171,534   Caterpillar, Inc.                                            10,304
    53,948   Cummins, Inc.                                                 3,514
   115,720   Deere & Co.                                                   6,443
   100,183   PACCAR, Inc.                                                  3,994
                                                                      ----------
                                                                          24,255
                                                                      ----------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
    36,500   Cintas Corp.                                                    875
    49,200   Iron Mountain, Inc.                                           1,105
                                                                      ----------
                                                                           1,980
                                                                      ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   205,474   Emerson Electric Co.                                          8,977
    39,500   Rockwell Automation, Inc.                                     1,939
    24,978   Roper Industries, Inc.                                        1,398
                                                                      ----------
                                                                          12,314
                                                                      ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    90,055   Republic Services, Inc.                                       2,677
    23,000   Stericycle, Inc.*                                             1,508
   133,795   Waste Management, Inc.                                        4,187
                                                                      ----------
                                                                           8,372
                                                                      ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    43,757   Robert Half International, Inc.                               1,031
                                                                      ----------

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             INDUSTRIAL CONGLOMERATES (2.3%)
   194,662   3M Co.                                                   $   15,376
 2,919,052   General Electric Co.                                         42,093
    71,800   Textron, Inc.                                                 1,219
                                                                      ----------
                                                                          58,688
                                                                      ----------
             INDUSTRIAL MACHINERY (0.8%)
   144,978   Danaher Corp.                                                 5,382
    50,600   Dover Corp.                                                   2,115
    45,300   Eaton Corp.                                                   2,964
    16,103   Flowserve Corp.                                               1,366
   105,384   Illinois Tool Works, Inc.                                     4,350
    33,036   Pall Corp.                                                    1,135
    44,830   Parker-Hannifin Corp.                                         2,486
    16,826   Snap-On, Inc.                                                   688
                                                                      ----------
                                                                          20,486
                                                                      ----------
             OFFICE SERVICES & SUPPLIES (0.1%)
    32,387   Avery Dennison Corp.                                          1,041
    57,200   Pitney Bowes, Inc.                                            1,256
                                                                      ----------
                                                                           2,297
                                                                      ----------
             RAILROADS (0.8%)
   106,570   CSX Corp.                                                     5,289
   100,441   Norfolk Southern Corp.                                        5,328
   138,245   Union Pacific Corp.                                           9,610
                                                                      ----------
                                                                          20,227
                                                                      ----------
             RESEARCH & CONSULTING SERVICES (0.1%)
    14,500   Dun & Bradstreet Corp.                                          973
    35,700   Equifax, Inc.                                                 1,002
                                                                      ----------
                                                                           1,975
                                                                      ----------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    36,400   Fastenal Co.                                                  1,827
    16,794   W.W. Grainger, Inc.                                           1,670
                                                                      ----------
                                                                           3,497
                                                                      ----------
             TRUCKING (0.0%)
    15,500   Ryder System, Inc.                                              624
                                                                      ----------
             Total Industrials                                           263,092
                                                                      ----------
             INFORMATION TECHNOLOGY (18.4%)
             ------------------------------
             APPLICATION SOFTWARE (0.5%)
   144,413   Adobe Systems, Inc.*                                          3,817
    61,900   Autodesk, Inc.*                                               1,508

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    51,021   Citrix Systems, Inc.*                                    $    2,155
    57,718   Compuware Corp.*                                                461
    87,122   Intuit, Inc.*                                                 3,029
    30,416   salesforce.com, Inc.*                                         2,610
                                                                      ----------
                                                                          13,580
                                                                      ----------
             COMMUNICATIONS EQUIPMENT (2.2%)
 1,561,196   Cisco Systems, Inc.*                                         33,269
    35,100   Harris Corp.                                                  1,462
    59,625   JDS Uniphase Corp.*                                             587
   142,199   Juniper Networks, Inc.*                                       3,245
   643,544   Motorola, Inc.*                                               4,196
   447,969   QUALCOMM, Inc.                                               14,711
   109,604   Tellabs, Inc.                                                   700
                                                                      ----------
                                                                          58,170
                                                                      ----------
             COMPUTER HARDWARE (3.7%)
   248,561   Apple, Inc.(f)*                                              62,521
   466,085   Dell, Inc.*                                                   5,621
   637,951   Hewlett-Packard Co.                                          27,610
    47,700   Teradata Corp.*                                               1,454
                                                                      ----------
                                                                          97,206
                                                                      ----------
             COMPUTER STORAGE & PERIPHERALS (0.8%)
   561,265   EMC Corp.*                                                   10,271
    21,600   Lexmark International, Inc. "A"*                                713
    92,300   NetApp, Inc.*                                                 3,444
    32,900   QLogic Corp.*                                                   547
    63,000   SanDisk Corp.*                                                2,650
    61,100   Western Digital Corp.*                                        1,843
                                                                      ----------
                                                                          19,468
                                                                      ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
   137,741   Automatic Data Processing, Inc.                               5,545
    42,338   Computer Sciences Corp.                                       1,916
    91,926   Fidelity National Information Services, Inc.                  2,465
    41,951   Fiserv, Inc.*                                                 1,916
    26,368   MasterCard, Inc. "A"                                          5,261
    89,524   Paychex, Inc.                                                 2,325
    50,155   Total System Services, Inc.                                     682
   123,768   Visa, Inc. "A"                                                8,757
   180,916   Western Union Co.                                             2,698
                                                                      ----------
                                                                          31,565
                                                                      ----------

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             ELECTRONIC COMPONENTS (0.3%)
    47,572   Amphenol Corp. "A"                                       $    1,869
   429,484   Corning, Inc.                                                 6,936
                                                                      ----------
                                                                           8,805
                                                                      ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    95,566   Agilent Technologies, Inc.*                                   2,717
    44,459   FLIR Systems, Inc.*                                           1,293
                                                                      ----------
                                                                           4,010
                                                                      ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    51,500   Jabil Circuit, Inc.                                             685
    36,800   Molex, Inc.                                                     671
                                                                      ----------
                                                                           1,356
                                                                      ----------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
    88,216   Electronic Arts, Inc.*                                        1,270
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (1.7%)
    46,700   Akamai Technologies, Inc.*                                    1,895
   311,484   eBay, Inc.*                                                   6,108
    66,135   Google, Inc. "A"*                                            29,427
    32,200   Monster Worldwide, Inc.*                                        375
    48,786   VeriSign, Inc.*                                               1,295
   321,669   Yahoo!, Inc.*                                                 4,449
                                                                      ----------
                                                                          43,549
                                                                      ----------
             IT CONSULTING & OTHER SERVICES (1.9%)
    82,208   Cognizant Technology Solutions Corp. "A"*                     4,115
   350,852   International Business Machines Corp.                        43,323
    80,809   SAIC, Inc.*                                                   1,353
                                                                      ----------
                                                                          48,791
                                                                      ----------
             OFFICE ELECTRONICS (0.1%)
   380,992   Xerox Corp.                                                   3,063
                                                                      ----------
             SEMICONDUCTOR EQUIPMENT (0.3%)
   371,303   Applied Materials, Inc.                                       4,463
    46,400   KLA-Tencor Corp.                                              1,294
    60,700   MEMC Electronic Materials, Inc.*                                600
    28,336   Novellus Systems, Inc.*                                         718
    53,300   Teradyne, Inc.*                                                 520
                                                                      ----------
                                                                           7,595
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             SEMICONDUCTORS (2.3%)
   146,927   Advanced Micro Devices, Inc.*                            $    1,076
    83,641   Altera Corp.                                                  2,075
    83,202   Analog Devices, Inc.                                          2,318
   116,150   Broadcom Corp. "A"                                            3,829
    13,460   First Solar, Inc.(g)*                                         1,532
 1,521,665   Intel Corp.                                                  29,596
    62,074   Linear Technology Corp.                                       1,726
   171,098   LSI Corp.*                                                      787
    51,100   Microchip Technology, Inc.                                    1,418
   225,861   Micron Technology, Inc.*                                      1,918
    63,330   National Semiconductor Corp.                                    852
   161,028   NVIDIA Corp.*                                                 1,644
   333,886   Texas Instruments, Inc.                                       7,773
    71,527   Xilinx, Inc.                                                  1,807
                                                                      ----------
                                                                          58,351
                                                                      ----------
             SYSTEMS SOFTWARE (3.1%)
    47,160   BMC Software, Inc.*                                           1,633
   107,022   CA, Inc.                                                      1,969
    41,900   McAfee, Inc.*                                                 1,287
 2,084,148   Microsoft Corp.(f)                                           47,956
    87,600   Novell, Inc.*                                                   498
 1,069,862   Oracle Corp.                                                 22,959
    52,304   Red Hat, Inc.*                                                1,514
   220,370   Symantec Corp.*                                               3,059
                                                                      ----------
                                                                          80,875
                                                                      ----------
             Total Information Technology                                477,654
                                                                      ----------
             MATERIALS (3.4%)
             ----------------
             ALUMINUM (0.1%)
   273,495   Alcoa, Inc.                                                   2,751
                                                                      ----------
             CONSTRUCTION MATERIALS (0.1%)
    34,973   Vulcan Materials Co.                                          1,533
                                                                      ----------
             DIVERSIFIED CHEMICALS (0.8%)
   316,412   Dow Chemical Co.                                              7,505
   248,750   E.I. du Pont de Nemours & Co.                                 8,604
    20,600   Eastman Chemical Co.                                          1,099
    20,100   FMC Corp.                                                     1,155
    46,071   PPG Industries, Inc.                                          2,783
                                                                      ----------
                                                                          21,146
                                                                      ----------

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             DIVERSIFIED METALS & MINING (0.3%)
   129,713   Freeport-McMoRan Copper & Gold, Inc.                     $    7,670
    22,800   Titanium Metals Corp.*                                          401
                                                                      ----------
                                                                           8,071
                                                                      ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    18,711   CF Industries Holdings, Inc.                                  1,187
   149,859   Monsanto Co.                                                  6,927
                                                                      ----------
                                                                           8,114
                                                                      ----------
             FOREST PRODUCTS (0.1%)
    59,394   Weyerhaeuser Co.                                              2,091
                                                                      ----------
             GOLD (0.3%)
   132,896   Newmont Mining Corp.                                          8,205
                                                                      ----------
             INDUSTRIAL GASES (0.4%)
    56,901   Air Products & Chemicals, Inc.                                3,688
    22,609   Airgas, Inc.                                                  1,406
    82,706   Praxair, Inc.                                                 6,285
                                                                      ----------
                                                                          11,379
                                                                      ----------
             METAL & GLASS CONTAINERS (0.1%)
    23,545   Ball Corp.                                                    1,244
    45,800   Owens-Illinois, Inc.*                                         1,212
    39,045   Pactiv Corp.*                                                 1,087
                                                                      ----------
                                                                           3,543
                                                                      ----------
             PAPER PACKAGING (0.1%)
    30,166   Bemis Co., Inc.                                                 814
    42,700   Sealed Air Corp.                                                842
                                                                      ----------
                                                                           1,656
                                                                      ----------
             PAPER PRODUCTS (0.2%)
   122,613   International Paper Co.                                       2,775
    46,411   MeadWestvaco Corp.                                            1,030
                                                                      ----------
                                                                           3,805
                                                                      ----------
             SPECIALTY CHEMICALS (0.3%)
    62,113   Ecolab, Inc.                                                  2,790
    21,200   International Flavors & Fragrances, Inc.                        899
    25,498   Sherwin-Williams Co.                                          1,764
    32,071   Sigma-Aldrich Corp.                                           1,598
                                                                      ----------
                                                                           7,051
                                                                      ----------
             STEEL (0.3%)
    29,699   AK Steel Holding Corp.                                          354
    27,100   Allegheny Technologies, Inc.                                  1,198

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    36,860   Cliffs Natural Resources, Inc.                           $    1,738
    86,964   Nucor Corp.                                                   3,329
    38,056   United States Steel Corp.                                     1,467
                                                                      ----------
                                                                           8,086
                                                                      ----------
             Total Materials                                              87,431
                                                                      ----------

             TELECOMMUNICATION SERVICES (3.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
 1,613,550   AT&T, Inc.(f)                                                39,032
    82,114   CenturyLink, Inc.                                             2,735
    82,200   Frontier Communications Corp.(g)                                584
   420,666   Qwest Communications International, Inc.                      2,208
   771,330   Verizon Communications, Inc.                                 21,613
   132,654   Windstream Corp.                                              1,401
                                                                      ----------
                                                                          67,573
                                                                      ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   111,564   American Tower Corp. "A"*                                     4,965
    70,100   MetroPCS Communications, Inc.*                                  574
   824,954   Sprint Nextel Corp.*                                          3,498
                                                                      ----------
                                                                           9,037
                                                                      ----------
             Total Telecommunication Services                             76,610
                                                                      ----------

             UTILITIES (3.7%)
             ----------------
             ELECTRIC UTILITIES (1.7%)
    44,946   Allegheny Energy, Inc.                                          930
   130,687   American Electric Power Co., Inc.                             4,221
    88,216   Edison International                                          2,798
    51,654   Entergy Corp.                                                 3,699
   179,675   Exelon Corp.                                                  6,822
    83,509   FirstEnergy Corp.                                             2,942
   114,701   NextEra Energy, Inc.                                          5,593
    47,702   Northeast Utilities                                           1,215
    64,409   Pepco Holdings, Inc.                                          1,010
    28,747   Pinnacle West Capital Corp.                                   1,045
   128,042   PPL Corp.                                                     3,195
    79,876   Progress Energy, Inc.                                         3,133
   224,325   Southern Co.                                                  7,466
                                                                      ----------
                                                                          44,069
                                                                      ----------
             GAS UTILITIES (0.2%)
    39,056   EQT Corp.                                                     1,412
    13,517   Nicor, Inc.                                                     547
    28,490   ONEOK, Inc.                                                   1,232

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    46,500   Questar Corp.                                            $    2,115
                                                                      ----------
                                                                           5,306
                                                                      ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   181,500   AES Corp.*                                                    1,677
    55,775   Constellation Energy Group, Inc.                              1,799
    69,388   NRG Energy, Inc.*                                             1,472
                                                                      ----------
                                                                           4,948
                                                                      ----------
             MULTI-UTILITIES (1.6%)
    65,129   Ameren Corp.                                                  1,548
   110,746   CenterPoint Energy, Inc.                                      1,457
    67,649   CMS Energy Corp.(g)                                             991
    75,959   Consolidated Edison, Inc.                                     3,274
   161,963   Dominion Resources, Inc.                                      6,274
    45,832   DTE Energy Co.                                                2,090
   362,738   Duke Energy Corp.                                             5,804
    22,550   Integrys Energy Group, Inc.                                     986
    73,559   NiSource, Inc.                                                1,067
   101,951   PG&E Corp.                                                    4,190
   137,146   Public Service Enterprise Group, Inc.                         4,297
    29,384   SCANA Corp.                                                   1,051
    66,633   Sempra Energy                                                 3,118
    60,290   TECO Energy, Inc.                                               909
    31,500   Wisconsin Energy Corp.                                        1,598
   125,786   Xcel Energy, Inc.                                             2,593
                                                                      ----------
                                                                          41,247
                                                                      ----------
             Total Utilities                                              95,570
                                                                      ----------
             Total Common Stocks (cost: $2,637,663)                    2,547,384
                                                                      ----------
             MONEY MARKET INSTRUMENTS (1.7%)

             MONEY MARKET FUND (1.4%)
36,498,761   Northern Institutional Funds - Diversified
               Assets Portfolio, 0.02%(a),(d)                             36,499
                                                                      ----------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------

             U.S. TREASURY BILLS (0.3%)
    $7,185   0.20%, 11/18/2010(b),(e)                                      7,179
                                                                      ----------
             Total Money Market Instruments (cost: $43,678)               43,678
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (0.4%)
             MONEY MARKET FUNDS (0.4%)
    89,494   AIM Short-Term Investment Co. Liquid Assets
             Portfolio, 0.21%(a)                                      $       90
    63,679   BlackRock Liquidity Funds TempFund, 0.18%(a)                     64
 9,485,377   Fidelity Institutional Money Market Portfolio, 0.25%(a)       9,485
                                                                      ----------
             Total Money Market Funds                                      9,639
                                                                      ----------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (0.0%)
      $500   Credit Suisse First Boston LLC, 0.03%, acquired on
               6/30/2010 and due 7/01/2010 at $500 (collateralized
               by $515 of Freddie Mac(i), 0.44%(h), due 6/20/2011;
               market value $513)                                            500
       100   Deutsche Bank Securities, Inc., 0.02%, acquired on
               6/30/2010 and due 7/01/2010 at $100 (collateralized
               by $98 of Fannie Mae(i), 6.13%, due 10/17/2036;
               market value $102)                                            100
                                                                      ----------
             Total Repurchase Agreements                                     600
                                                                      ----------
             Total Short-Term Investments Purchased With
             Cash Collateral From Securities Loaned (cost: $10,239)       10,239
                                                                      ----------

             TOTAL INVESTMENTS (COST: $2,691,580)                     $2,601,301
                                                                      ==========

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
                               FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                          $2,547,384              $    -             $-    $2,547,384
Money Market Instruments:
  Money Market Fund                          36,499                   -              -        36,499
  U.S. Treasury Bills                             -               7,179              -         7,179
Short-Term Investments Purchased
  With Cash Collateral From
  Securities Loaned:
  Money Market Fund                           9,639                   -              -         9,639
  Repurchase Agreements                           -                 600              -           600
Other financial instruments*                 (2,613)                  -              -        (2,613)

----------------------------------------------------------------------------------------------------
Total                                    $ 2,590,909             $7,779             $-    $2,598,688
----------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

  For the six-month period ended June 30, 2010, there were no significant transfers of securities between levels 1, 2, or 3. Transfers into and out of the levels are recognized based on the securities' placements as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   REIT -- Real estate investment trust

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at
       June 30, 2010.

   (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

   (c) Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
       (NTI), which is the subadviser of the Fund.

   (d) NTI is both the subadviser of the Fund and the adviser of the Northern
       Institutional Funds.

   (e) Security with a value of $7,179,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

   (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2010, as shown in the following table:

                                                                      VALUE AT       UNREALIZED
TYPE OF FUTURE               EXPIRATION      CONTRACTS   POSITION   JUNE 30, 2010   DEPRECIATION
------------------------------------------------------------------------------------------------

S&P 500 Index Futures    September 16, 2010     182        Long      $46,710,000     $(2,613,000)

   (g) The security or a portion thereof was out on loan as of June 30, 2010.

   (h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (i) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
       U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities
      on loan of $8,980) (cost of $2,691,580)                                $2,601,301
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                            79
         Nonaffiliated transactions                                               1,734
      USAA Investment Management Company (Note 7D)                                  140
      Dividends and interest                                                      3,459
      Other                                                                          25
                                                                             ----------
         Total assets                                                         2,606,738
                                                                             ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                           10,239
      Capital shares redeemed:
         Affiliated transactions (Note 8)                                             2
         Nonaffiliated transactions                                               1,928
   Variation margin on futures contracts                                            388
   Accrued management fees                                                          247
   Accrued transfer agent's fees                                                     75
   Other accrued expenses and payables                                               36
                                                                             ----------
         Total liabilities                                                       12,915
                                                                             ----------
            Net assets applicable to capital shares outstanding              $2,593,823
                                                                             ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                           $2,978,393
   Accumulated undistributed net investment income                                  590
   Accumulated net realized loss on investments and futures transactions       (292,268)
   Net unrealized depreciation of investments and futures contracts             (92,892)
                                                                             ----------
            Net assets applicable to capital shares outstanding              $2,593,823
                                                                             ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $1,682,731/108,894 shares outstanding)    $    15.45
                                                                             ==========
      Reward Shares (net assets of $911,092/58,952 shares outstanding)       $    15.45
                                                                             ==========

See accompanying notes to financial statements.

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                          $  26,729
   Interest                                                                   8
   Other (Note 7B)                                                            1
   Securities lending (net)                                                  78
                                                                      ---------
         Total income                                                    26,816
                                                                      ---------
EXPENSES
   Management fees                                                        1,387
   Administration and servicing fees:
      Member Shares                                                         547
      Reward Shares                                                         285
   Transfer agent's fees:
      Member Shares                                                       1,538
      Reward Shares                                                         271
   Custody and accounting fees:
      Member Shares                                                           7
      Reward Shares                                                           3
   Postage:
      Member Shares                                                         104
      Reward Shares                                                           3
   Shareholder reporting fees:
      Member Shares                                                          43
   Trustees' fees                                                             5
   Registration fees:
      Member Shares                                                          23
      Reward Shares                                                          21
   Professional fees                                                        100
   Other                                                                     36
                                                                      ---------
         Total expenses                                                   4,373
   Expenses reimbursed:
      Member Shares                                                        (972)
      Reward Shares                                                        (678)
                                                                      ---------
         Net expenses                                                     2,723
                                                                      ---------
NET INVESTMENT INCOME                                                    24,093
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                        12,906
      Futures transactions                                               (2,869)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      (220,760)
      Futures contracts                                                  (2,763)
                                                                      ---------
         Net realized and unrealized loss                              (213,486)
                                                                      ---------
   Decrease in net assets resulting from operations                   $(189,393)
                                                                      =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2010 (unaudited), and year ended
December 31, 2009

--------------------------------------------------------------------------------

                                                                6/30/2010      12/31/2009
-----------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                       $   24,093      $   49,945
   Net realized gain (loss) on investments                         12,906          (7,048)
   Net realized gain (loss) on futures transactions                (2,869)         10,440
   Change in net unrealized appreciation/depreciation of:
      Investments                                                (220,760)        524,600
      Futures contracts                                            (2,763)           (342)
                                                               --------------------------
      Increase (decrease) in net assets resulting from
         operations                                              (189,393)        577,595
                                                               --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                               (14,900)        (32,663)
      Reward Shares                                                (8,676)        (17,209)
                                                               --------------------------
         Total distributions of net investment income             (23,576)        (49,872)
                                                               --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Member Shares                                                  (11,891)         32,302
   Reward Shares                                                   93,003          21,722
                                                               --------------------------
         Total net increase in net assets from capital
            share transactions                                     81,112          54,024
                                                               --------------------------
   Capital contribution from USAA Transfer Agency
      Company:
      Reward Shares                                                     -              23
                                                               --------------------------
   Net increase (decrease) in net assets                         (131,857)        581,770

NET ASSETS
   Beginning of period                                          2,725,680       2,143,910
                                                               --------------------------
   End of period                                               $2,593,823      $2,725,680
                                                               ==========================
Accumulated undistributed net investment income:
   End of period                                               $      590      $       73
                                                               ==========================

See accompanying notes to financial statements.

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA S&P
500 Index Fund (the Fund), which is classified as diversified under the 1940
Act. The Fund seeks to match, before fees and expenses, the performance of the
S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets.
Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees.
Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are offered for sale to qualified public shareholders and to the USAA Target Retirement Funds (Target Funds), which are managed by the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    3.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
        Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    5.  Repurchase agreements are valued at cost, which approximates market value.

    6.  Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

    7.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the
        Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the
        Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    indirectly, and market-corroborated inputs such as market indices. The
    Fund uses amortized cost in valuing repurchase agreements and a market approach in valuing U.S. Treasury bills, which is further discussed in Note
    A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- On January 1, 2009, the
    Fund adopted an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements, if any.

    The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The
    Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular securities market, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

    reduce any performance discrepancies between the Fund and the S&P 500
    Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin)
    are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2010*
    (IN THOUSANDS)

                                      ASSET DERIVATIVES                  LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
                                STATEMENT OF                        STATEMENT OF
                                ASSETS AND                          ASSETS AND
DERIVATIVES NOT ACCOUNTED       LIABILITIES                         LIABILITIES
FOR AS HEDGING INSTRUMENTS      LOCATION            FAIR VALUE      LOCATION             FAIR VALUE
---------------------------------------------------------------------------------------------------

Equity contracts                Net unrealized      $(2,613)**           -                   $-
                                depreciation of
                                investments
                                and futures
                                contracts
---------------------------------------------------------------------------------------------------

 *For open derivative instruments as of June 30, 2010, see the notes to portfolio of investments, which is also indicative of activity for the six-month period ended June 30, 2010.

**Includes cumulative appreciation (depreciation) of futures contracts as reported in the notes to portfolio of investments. Only current day's variation margin is reported within the statement of assets & liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE
    SIX-MONTH PERIOD ENDED JUNE 30, 2010 (IN THOUSANDS)

                                                                           CHANGE IN
                                                                           UNREALIZED
                                                          REALIZED         APPRECIATION
DERIVATIVES NOT ACCOUNTED    STATEMENT OF                 GAIN (LOSS)      (DEPRECIATION)
FOR AS HEDGING INSTRUMENTS   OPERATIONS LOCATION          ON DERIVATIVES   ON DERIVATIVES
-----------------------------------------------------------------------------------------

Equity contracts             Net realized gain (loss)        $(2,869)           $(2,763)
                             on futures transactions/
                             Change in net unrealized
                             appreciation/depreciation
                             of futures contracts
-----------------------------------------------------------------------------------------

D.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
    Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

F.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis.

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

    Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G.  EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the
    Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2010, these bank credits reduced the expenses of the Member Shares and Reward Shares by less than $500.

H.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.13% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2010, the Fund paid CAPCO facility fees of $6,000, which represents 6.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31,
2010, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2009, the Fund had capital loss carryovers of $290,906,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2010 and 2017, as shown in the following table. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         CAPITAL LOSS CARRYOVERS
------------------------------------------
  EXPIRES                        BALANCE
----------                    ------------

   2010                       $213,601,000
   2011                            344,000
   2012                          1,474,000
   2013                         17,856,000
   2014                         10,601,000
   2016                         41,901,000
   2017                          5,129,000
                              ------------
                      Total   $290,906,000
                              ============

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2009, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2010, were
$94,453,000 and $49,343,000, respectively.

As of June 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30,
2010, were $522,996,000 and $613,275,000, respectively, resulting in net unrealized depreciation of $90,279,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and
Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended June 30, 2010, the Fund received securities-lending income of $78,000, which is net of the 20%
income retained by Wachovia. As of June 30, 2010, the Fund loaned securities having a fair market value of approximately $8,980,000 and received cash collateral of $10,239,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                     SIX-MONTH
                                    PERIOD ENDED             YEAR ENDED
                                      6/30/2010              12/31/2009
--------------------------------------------------------------------------
                                SHARES      AMOUNT      SHARES     AMOUNT
                               -------------------------------------------

MEMBER SHARES:
Shares sold                     10,894    $ 185,721     21,247   $ 294,006
Shares issued from reinvested
 dividends                         852       14,312      2,174      31,344
Shares redeemed                (12,466)    (211,924)   (20,832)   (293,048)
                               -------------------------------------------
Net increase (decrease) from
 capital share transactions       (720)   $ (11,891)     2,589   $  32,302
                               ===========================================
REWARD SHARES:
Shares sold                     11,640    $ 198,313     15,558   $ 219,222
Shares issued from reinvested
 dividends                         496        8,325      1,141      16,479
Shares redeemed                 (6,680)    (113,635)   (14,838)   (213,979)
                               -------------------------------------------
Net increase from
 capital share transactions      5,456    $  93,003      1,861   $  21,722
                               ===========================================

(7) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of
    Trustees. The Manager is authorized to select (with approval of the Trust's
    Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The
    Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of
    Trustees as to whether each subadviser's agreement should be renewed, terminated,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100%
    of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2010, the Fund incurred management fees, paid or payable to the Manager, of $1,387,000.

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the
    Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next
    $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed
    $3 billion. For the six-month period ended June 30, 2010, the Manager incurred subadvisory fees, paid or payable to NTI, of $213,000.

    NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the six-month period ended June 30, 2010, NTI remitted $1,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

    NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2010, the Member Shares and
    Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $547,000 and $285,000, respectively.

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2010, the Fund reimbursed the Manager $31,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's statement of operations.

D.  EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2011 to limit the annual expenses of the Member Shares and the Reward Shares to 0.25% and
    0.09%, respectively, of their annual average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2011, without approval of the Trust's Board of
    Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2010, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward
    Shares of $972,000 and $678,000, respectively, of which $140,000 in total was receivable from the Manager.

    In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the
    Fund. For the six-month period ended June 30, 2010, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $12,000 and $7,000, respectively.

E.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out of pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30,
    2010, the Fund incurred transfer

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    agent's fees, paid or payable to SAS for the Member Shares and Reward
    Shares, of $1,538,000 and $271,000, respectively.

F.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

G.  ACCOUNT MAINTENANCE FEE -- SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts.
    This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of June 30, 2010, the Fund recorded a receivable for capital shares sold of $79,000 and a payable for capital shares redeemed of
$2,000 for the Target Funds' purchases and redemptions of the Fund's Reward
Shares. As of June 30, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                  OWNERSHIP %
------------------------------------------------------------------------------

USAA Target Retirement Income Fund                                    0.2%
USAA Target Retirement 2020 Fund                                      0.4
USAA Target Retirement 2030 Fund                                      0.9
USAA Target Retirement 2040 Fund                                      1.1
USAA Target Retirement 2050 Fund                                      0.5

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                              JUNE 30,                               YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------------
                                  2010               2009           2008           2007           2006           2005
                            -----------------------------------------------------------------------------------------

Net asset value at
 beginning of period        $    16.71         $    13.51     $    21.98     $    21.24     $    18.70     $    18.15
                            -----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .14                .30            .39            .39            .35            .30
 Net realized and
  unrealized gain (loss)         (1.26)              3.20          (8.47)           .74           2.53            .55
                            -----------------------------------------------------------------------------------------
Total from investment
 operations                      (1.12)              3.50          (8.08)          1.13           2.88            .85
                            -----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.14)              (.30)          (.39)          (.39)          (.34)          (.30)
                            -----------------------------------------------------------------------------------------
Net asset value at
 end of period              $    15.45         $    16.71     $    13.51     $    21.98     $    21.24     $    18.70
                            =========================================================================================
Total return (%)*                (6.78)             26.28         (37.13)          5.32(a)       15.54           4.77
Net assets at
 end of period (000)        $1,682,731         $1,831,645     $1,446,160     $2,315,340     $2,248,677     $2,292,568
Ratios to average
 net assets:**
 Expenses (%)(b),(c)               .25(d)             .25            .23            .19(a)         .19            .19
 Expenses, excluding
  reimbursements (%)(c)            .36(d)             .40            .37            .33            .34            .33
 Net investment
  income (%)                      1.68(d)            2.11           2.12           1.76           1.73           1.68
Portfolio turnover (%)               2                  5              3              5              4              6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S.
    generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended June 30, 2010, average net assets were
    $1,847,442,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Member
    Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Member Shares' total return or ratio of expenses to average net assets.
(b) Effective May 1, 2008, the Manager voluntarily agreed to reimburse the
    Member Shares for expenses in excess of 0.25% of their annual average net assets. Prior to May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets from October 1, 2004, through April 30, 2008.
(c) Reflects total operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                                JUNE 30,                             YEAR ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------------
                                  2010               2009           2008           2007           2006           2005
                              ---------------------------------------------------------------------------------------

Net asset value at
 beginning of period          $  16.71           $  13.51       $  21.99     $    21.25       $  18.70        $  18.15
                              ----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .15                .32            .41            .41            .36             .32
 Net realized and
  unrealized gain (loss)         (1.26)              3.20          (8.48)           .74           2.55             .55
                              ----------------------------------------------------------------------------------------
Total from investment
 operations                      (1.11)              3.52          (8.07)          1.15           2.91             .87
                              ----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.15)              (.32)          (.41)          (.41)          (.36)           (.32)
                              ----------------------------------------------------------------------------------------
Net asset value at
 end of period                $  15.45           $  16.71       $  13.51     $    21.99       $  21.25        $  18.70
                              ========================================================================================
Total return (%)*                (6.71)             26.47         (37.07)          5.42(a)       15.71            4.86
Net assets at
 end of period (000)          $911,092           $894,035       $697,750     $1,040,077       $952,147        $506,999
Ratios to average
 net assets:**
 Expenses (%)(b),(c)               .09(d)             .09            .09            .09(a)         .09             .09
 Expenses, excluding
  reimbursements (%)(c)            .23(d)             .23            .21            .20            .20             .19
 Net investment income (%)        1.84(d)            2.26           2.27           1.86           1.85            1.78
Portfolio turnover (%)               2                  5              3              5              4               6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month period ended June 30, 2010, average net assets were
    $958,532,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Reward
    Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Reward Shares' total return or ratio of expenses to average net assets.
(b) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the
    Reward Shares for expenses in excess of 0.09% of their average annual net assets.
(c) Reflects total operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

56  | USAA S&P 500 INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees;
and indirect costs, including management fees, transfer agency fees, and other
Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2010, through June
30, 2010.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                         BEGINNING              ENDING              DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2010 -
                                      JANUARY 1, 2010        JUNE 30, 2010           JUNE 30, 2010
                                      --------------------------------------------------------------

MEMBER SHARES
Actual                                   $1,000.00              $ 932.20                 $1.20

Hypothetical
 (5% return before expenses)              1,000.00              1,023.55                  1.25

REWARD SHARES
Actual                                    1,000.00                932.90                  0.43

Hypothetical
 (5% return before expenses)              1,000.00              1,024.35                  0.45

* Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member
  Shares and 0.09% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period).
  The Fund's actual ending account values are based on its actual total returns of (6.78)% for Member Shares and (6.71)% for Reward Shares for the six-month period of January 1, 2010, through June 30, 2010.

================================================================================

58  | USAA S&P 500 INDEX FUND

================================================================================

ADVISORY AGREEMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the
Board, including the Trustees who are not "interested persons" of the Trust (the
Independent Trustees), approved the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory
Agreement with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Subadvisory Agreement and
the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the
Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel.
Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information

================================================================================

                                                       ADVISORY AGREEMENTS |  59

================================================================================

concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Management
Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Management
Agreement and Subadvisory Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the
Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Management
Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of
Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior

================================================================================

60  | USAA S&P 500 INDEX FUND

================================================================================

personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management
Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the
Management Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report.
The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe").
Among other data, the Board noted

================================================================================

                                                       ADVISORY AGREEMENTS |  61

================================================================================

that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any reimbursements -- was below the median of its expense universe and its expense group for Member Shares and for
Reward Shares. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe for Member Shares and for Reward Shares. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results.
The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Fund's Member Shares was above the average of its performance universe and was lower than its Lipper index for the one- and three-year periods ended December 31, 2009, and was above the average of its performance universe and its Lipper index for the five-year period ended December 31, 2009. The comparison indicated that the performance of the Fund's Reward Shares was above the average of its performance universe and its

================================================================================

62  | USAA S&P 500 INDEX FUND

================================================================================

Lipper index for the one-, three-, and five-year periods ended December 31,
2009. The Board also noted that the percentile performance ranking of the Fund's
Member Shares was in the top 40% of its performance universe for the one-year period ended December 31, 2009 and in the top 30% of its performance universe for the three- and five-year periods ended December 31, 2009, and that the percentile performance ranking for the Fund's Reward Shares was in the top 20%
of its performance universe for the one-, three-, and five-year periods ended
December 31, 2009.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the
Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the
Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses.
In reviewing the overall profitability of the management fee to the Manager, the
Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The
Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account Management's discussion of the Fund's commentary fee structure. The Board also noted the fact that the
Manager pays the subadvisory fee. The Board determined that the current investment management fee structure was reasonable. The Board also considered the effects of each class's growth and size on the class's performance and fees, noting that if the

================================================================================

                                                       ADVISORY AGREEMENTS |  63

================================================================================

Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's
Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability, if any, from its relationship with the Fund is reasonable. Based on its conclusions, the
Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the
Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The
Trustees considered information provided to them regarding the services provided by the Subadviser, including information

================================================================================

64  | USAA S&P 500 INDEX FUND

================================================================================

presented periodically throughout the previous year. The Board noted that the
Subadviser and its affiliates also provide accounting and custody services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the
Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the
Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager and that the Subadviser had agreed to reimburse the
Fund for license fees paid to Standard & Poor's. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients.
The Board considered that the Fund pays a

================================================================================

                                                       ADVISORY AGREEMENTS |  65

================================================================================

management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance with respect to each class during the one-, three-, five-, and ten-year periods, as applicable, ended December 31, 2009, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results.
The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

CONCLUSIONS -- The Board reached the following conclusions regarding the
Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

66  | USAA S&P 500 INDEX FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         The Northern Trust Company
ACCOUNTING AGENT                      50 S. LaSalle St.
                                      Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At usaa.com click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   28651-0810                                (C)2010, USAA. All rights reserved.

 ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.